Portfolio of Investments
CTIVP® – Allspring Short Duration Government Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	4,160,000	4,107,168
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	8,308,000	8,007,340
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	1,073,971	1,076,145
Series 2020-IA Class A1A
04/15/2069	1.330%	10,705,343	10,083,258
Navient Private Education Refi Loan Trust(a)
Series 2020-DA Class A
05/15/2069	1.690%	9,994,465	9,713,554
Series 2020-HA Class A
01/15/2069	1.310%	2,481,884	2,403,971
Series 2021-A Class A
05/15/2069	0.840%	998,373	954,256
Series 2021-BA Class A
07/15/2069	0.940%	1,596,227	1,510,777
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.418%	5,744,218	5,725,009
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	1.257%	5,140,782	5,141,890
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	1.257%	4,930,582	4,941,063
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.373%	1,621,115	1,622,680
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	0.264%	1,446,627	1,438,920
Series 2012-3 Class A
1-month USD LIBOR + 0.650% Floor 0.650% 12/27/2038	1.107%	5,200,621	5,137,260
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2016-B Class A2A
02/17/2032	2.430%	61,093	60,015
Series 2020-BA Class A1A
07/15/2053	1.290%	8,515,525	8,119,238
Series 2021-A Class APT1
01/15/2053	1.070%	8,072,305	7,540,317
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.847%	1,331,374	1,332,169
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	1.557%	299,216	299,507
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.407%	614,183	607,825
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	1.307%	308,407	308,315
Series 2017-A Class A1
1-month USD LIBOR + 0.700% 03/26/2040	1.157%	327,846	327,549
Series 2017-C Class A1
1-month USD LIBOR + 0.600% Floor 0.600% 07/25/2040	1.057%	371,693	371,266
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	855,009	855,211
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	2,248,797	2,202,738
Series 2021-A Class AFX
08/17/2043	1.030%	4,149,691	3,903,978
Westlake Automobile Receivables Trust(a)
Series 2022-1A Class A3
07/15/2025	2.420%	4,166,000	4,134,109
Total Asset-Backed Securities — Non-Agency (Cost $94,552,762)			91,925,528

CTIVP® – Allspring Short Duration Government Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Allspring Short Duration Government Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.810%	8,182,000	7,971,584
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	1.085%	7,994,120	7,823,879
Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	777,859	783,470
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	1.347%	4,078,000	4,007,601
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $21,000,106)			20,586,534

Residential Mortgage-Backed Securities - Agency 29.4%

Fannie Mae REMICS
CMO Series 2019-78 Class DE
11/25/2049	2.000%	1,711,920	1,627,892
CMO Series 2020-50 Class A
07/25/2050	2.000%	5,144,733	4,903,731
Federal Home Loan Mortgage Corp.
11/01/2030- 02/01/2033	3.500%	49,978,607	51,203,100
CMO Series 4426 Class QC
07/15/2037	1.750%	9,782,925	9,453,792
CMO Series 4891 Class PA
07/15/2048	3.500%	2,204,192	2,173,847
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.851% Cap 8.450% 05/01/2042	2.369%	1,052,285	1,090,580
12-month USD LIBOR + 1.650% Cap 7.338% 03/01/2043	2.337%	2,772,076	2,832,178
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.802% 07/01/2047	2.801%	6,856,043	6,937,934
12-month USD LIBOR + 1.641% Cap 7.809% 05/01/2049	2.808%	13,580,432	13,698,895
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2035- 12/01/2035	3.000%	17,281,859	17,572,823
06/01/2035- 07/01/2043	3.500%	9,613,614	9,959,297
02/01/2036- 09/01/2036	2.500%	10,075,139	9,985,357
10/01/2040- 12/01/2049	5.000%	22,605,521	24,310,149
07/01/2048- 11/01/2049	4.500%	17,888,607	18,927,390
06/01/2049	5.500%	11,670,433	12,780,515
CMO Series 2015-57 Class AB
08/25/2045	3.000%	2,460,838	2,442,461
CMO Series 2019-15 Class AB
05/25/2053	3.500%	1,196,941	1,226,761
CMO Series 2019-33 Class MA
07/25/2055	3.500%	7,433,654	7,498,575
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,058,213	1,977,556
CMO Series 2020-48 Class DA
07/25/2050	2.000%	6,845,788	6,558,666
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.451% 11/01/2042	2.451%	3,174,208	3,274,127
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.732% 06/01/2045	2.031%	1,798,851	1,851,040
12-month USD LIBOR + 1.563% Floor 1.563%, Cap 7.496% 09/01/2045	2.440%	3,224,360	3,305,329
12-month USD LIBOR + 1.584% Floor 1.584%, Cap 7.700% 01/01/2046	2.361%	2,900,567	2,982,115
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.662% 02/01/2046	2.662%	4,402,506	4,518,036
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.859% 04/01/2046	2.859%	3,935,342	4,042,105
1-year CMT + 2.033% Floor 2.033%, Cap 9.947% 03/01/2049	3.947%	6,122,726	6,241,681
Government National Mortgage Association
09/20/2044- 01/20/2045	4.000%	7,527,339	7,913,845
03/20/2048- 02/20/2049	4.500%	6,415,680	6,721,049
03/20/2048- 05/20/2049	5.000%	13,258,894	14,096,911
01/20/2049- 05/20/2049	5.500%	16,677,408	17,798,322

2	CTIVP® – Allspring Short Duration Government Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – Allspring Short Duration Government Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-99 Class DE
07/20/2045	2.500%	3,623,503	3,589,991
CMO Series 2018-36 Class KC
02/20/2046	3.000%	3,493,913	3,472,509
CMO Series 2019-132 Class NA
09/20/2049	3.500%	893,986	884,620
CMO Series 2020-11 Class ME
02/20/2049	2.500%	9,829,384	9,551,352
CMO Series 2021-23 Class MG
02/20/2051	1.500%	17,130,449	16,185,756
Government National Mortgage Association(c)
CMO Series 2011-137 Class WA
07/20/2040	5.596%	1,523,980	1,654,180
Total Residential Mortgage-Backed Securities - Agency (Cost $324,709,705)			315,244,467

Residential Mortgage-Backed Securities - Non-Agency 6.3%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2066	0.909%	5,200,703	5,016,950
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	540,653	539,131
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	1,313,634	1,285,819
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	2,400,519	2,391,951
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	1.257%	9,395,000	9,363,111
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	6,699,000	6,661,261
MFA Trust(a),(c)
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	5,057,301	4,877,729
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	1.207%	7,919,000	7,863,966
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	1,018,334	1,015,699
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	2,479,288	2,464,313
CMO Series 2020-5 Class A1
05/25/2065	1.218%	2,279,404	2,205,384
CMO Series 2021-3 Class A1
06/25/2066	1.046%	3,760,953	3,550,202
CMO Series 2021-4 Class A1
07/25/2066	0.938%	4,348,374	4,011,624
CMO Series 2021-5 Class A1
09/25/2066	1.013%	7,484,233	6,915,158
CMO Series 2021-6 Class A1
10/25/2066	1.630%	2,650,056	2,513,883
CMO Series 2021-7 Class A1
10/25/2066	1.829%	7,663,458	7,139,294
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $70,202,620)			67,815,475

U.S. Treasury Obligations 50.9%

U.S. Treasury
05/31/2022	0.125%	15,556,000	15,548,708
09/30/2022	0.125%	62,800,000	62,512,985
12/31/2022	0.125%	5,797,000	5,740,615
01/31/2023	0.125%	48,919,000	48,339,998
03/31/2023	0.125%	54,880,000	54,022,500
04/30/2023	0.125%	46,015,000	45,195,358
10/31/2023	0.375%	83,193,000	80,875,945
01/31/2024	0.875%	1,196,000	1,165,633
02/29/2024	1.500%	16,136,000	15,902,154
03/31/2024	2.125%	49,895,000	50,004,758
06/15/2024	0.250%	30,515,000	29,101,297
01/15/2025	1.125%	8,814,000	8,488,295
02/15/2025	1.500%	86,231,000	83,832,700
03/15/2025	1.750%	45,231,000	44,276,909
Total U.S. Treasury Obligations (Cost $552,485,294)			545,007,855

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(e)	26,595,941	26,585,303
Total Money Market Funds (Cost $26,585,303)		26,585,303
Total Investments in Securities (Cost: $1,089,535,790)		1,067,165,162
Other Assets & Liabilities, Net		4,240,351
Net Assets		1,071,405,513

CTIVP® – Allspring Short Duration Government Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – Allspring Short Duration Government Fund, March 31, 2022 (Unaudited)
At March 31, 2022, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,421	06/2022	USD	301,140,986	—	(3,840,867)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(703)	06/2022	USD	(80,625,313)	1,932,453	—
U.S. Treasury Ultra 10-Year Note	(221)	06/2022	USD	(29,938,594)	905,308	—
Total					2,837,761	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $161,513,030, which represents 15.07% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	25,774,533	429,787,198	(428,976,428)	—	26,585,303	(14,739)	15,650	26,595,941
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Allspring Short Duration Government Fund | First Quarter Report 2022

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1QT7039_12_A01_(05/22)